Note 24 - Reserves	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of reserves [text block]
24	Reserves

Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations with functional currencies that differ from the presentation currency.

Share-based payment reserve

The share-based payment reserve comprises the fair value of equity instruments granted to employees, directors and service providers under share option plans and equity instruments issued to Blanket’s indigenous shareholders under Blanket Mine’s Indigenisation Transaction (refer note
6
).

Contributed surplus

The contributed surplus reserve comprises the reduction in stated capital as approved by shareholders at the special general meeting on
January 24, 2013
to be able to commence dividend payments.

Reserves

	2019	2018	2017

Foreign currency translation reserve	(8,621)	(6,561)	(5,885)
Equity-settled share-based payment reserve (note 27.2)	16,760	16,760	16,746
Contributed surplus	132,591	132,591	132,591
Total	140,730	142,790	143,452